Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Age $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares	504,617	398,833
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 3,782	$ 4,674	$ 3,975
Total intrinsic value of stock options exercised	3,500	2,296	4,123
Cash received from Common stock issued	5,006	3,855	4,447
Common stock contribution to 401(k) plan	$ 2,945	$ 2,428	$ 2,348
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted | shares	1,500,000
Shares reserved for future grant | shares	477,256
Number of days of service required for an employee to purchase shares	90 days
Discount to employees to purchase shares	5.00%
Shares purchased under ESPP | shares	5,151	5,571	5,956
Average price of the shares purchased by employees | $ / shares	$ 168.21	$ 144.58	$ 125.84
Additional shares issued resulting from cash dividends reinvested in common stock | shares	4,338	3,844	3,442
Net proceeds from shares purchased under ESPP	$ 1,585	$ 1,389	$ 1,206
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted | shares	2,000,000
Shares of common stock remaining under the 2001 Plan available for issuance under the 2014 Plan | shares	45,421
Shares reserved for future grant | shares	817,782
Contractual term of stock option awards	5 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan | shares	601,252
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan | shares	626,387
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares	17,318	16,389	20,045
Common stock contribution to 401(k) plan	$ 2,945	$ 2,428	$ 2,348
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted | shares	0
Contractual term of stock option awards	5 years
Options of common stock outstanding | shares	1,000
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 167.06	$ 149.47	$ 130.01
Fair value of non-vested stock that vested	$ 9,637	$ 11,580	$ 10,096
Unrecognized share-based compensation expense	$ 118,124
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	11 years 2 months 12 days
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 56,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	10 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	45,752
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 9,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	4 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	82
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 42,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	8 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 5,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	10 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	88
Non-Vested Restricted Stock | President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 13,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	25 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	23,297
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 12,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	25 years
Age of president when non vested restricted shares vests | Age	62
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	27 years
Age of president when non vested restricted shares vests | Age	64
Non-Vested Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when non-vested (restricted) stock vests | Age	62
Non-Vested Restricted Stock | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		32,454
Shares withheld as payment for tax withholdings related to share based compensation, market value		$ 4,664
Non-Vested Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	21,754		30,413
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 3,775		$ 3,967
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 3,598
Vesting period related to shares obligated to issue in connection with incentive compensation agreement	1 year 9 months 18 days
Fair value of stock options vested	$ 1,607	$ 754	$ 736
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	7,027	350	348
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 1,269	$ 53	$ 51